Unrecognized contractual commitments (telecom activities) - Financing commitments - Non-current pledged or mortgaged assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Intangibles assets, net (excluding goodwill)	€ 14,946	€ 14,940	€ 15,135		€ 14,737
Property, plant and equipment, net	31,640	30,484	29,075	€ 28,423
Total non-current assets	82,847	82,236	82,582	€ 81,701	€ 82,406
Non-current pledged or mortgaged assets	20	€ 21	€ 20
Telecom activities, operating segment, after eliminations [member]
Disclosure of operating segments [line items]
Intangibles assets, net (excluding goodwill)	14,892
Property, plant and equipment, net	31,630
Non-current financial assets	977
Other	34,480
Total non-current assets	81,978
Amount of asset pledged, mortgaged or receivership, intangible assets, net (excluding goodwill)	19
Amount of asset pledged, mortgaged or receivership, property, plant and equipment, net	2
Non-current pledged or mortgaged assets	€ 20